Debt 6.125% Senior Subordinated Notes (Details) (Senior Subordinated Notes 6125 due 2013 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Senior Subordinated Notes 6125 due 2013 [Member]
Debt Instrument, Face Amount	$ 250
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Derivative, Cash Received on Hedge	2.6
Payments of Debt Extinguishment Costs	1.6
Amortization of Financing Costs	$ 0.2